Treasury risk management - Summary of Derivatives Used to Hedge (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [line items]
Current financial assets	€ 5,062	€ 7,466
Non-Current financial assets	3,065	1,571
Trade and other payables	(17,076)	(16,893)
Current financial liabilities	(2,582)	(6,987)
Non-current financial liabilities	(25,696)	(25,066)
Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Net deferred tax assets	20	203
Current financial assets	50	149
Non-Current financial assets	140	68
Total assets	210	420
Trade and other payables	(51)	(56)
Current financial liabilities	(48)	(152)
Non-current financial liabilities	(404)	(442)
Total liabilities	(503)	(650)
Total	(293)	(230)
Fair value hedges | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Net deferred tax assets	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade and other payables	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	0	0
Fair value hedges | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Net deferred tax assets	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade and other payables	0	0
Current financial liabilities	(9)	0
Non-current financial liabilities	(295)	(423)
Total	(304)	(423)
Cash flow hedges | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Net deferred tax assets	5	59
Current financial assets	0	0
Non-Current financial assets	0	0
Trade and other payables	(30)	(28)
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	(25)	31
Cash flow hedges | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Net deferred tax assets	0	0
Current financial assets	0	0
Non-Current financial assets	117	58
Trade and other payables	0	0
Current financial liabilities	0	0
Non-current financial liabilities	(102)	(3)
Total	15	55
Cash flow hedges | Commodity contracts | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Net deferred tax assets	3	126
Current financial assets	0	0
Non-Current financial assets	0	0
Trade and other payables	(10)	(20)
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	(7)	106
Hedges on the net investment in foreign operations | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Net deferred tax assets	0	0
Current financial assets	12	69
Non-Current financial assets	0	0
Trade and other payables	0	0
Current financial liabilities	(36)	(28)
Non-current financial liabilities	0	0
Total	(24)	41
Hedges on the net investment in foreign operations | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Net deferred tax assets	0	0
Current financial assets	0	0
Non-Current financial assets	19	0
Trade and other payables	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	(16)
Total	19	(16)
Hedge accounting not applied | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Net deferred tax assets	12	18
Current financial assets	38	79
Non-Current financial assets	4	0
Trade and other payables	(11)	(8)
Current financial liabilities	(3)	(124)
Non-current financial liabilities	0	0
Total	40	(35)
Hedge accounting not applied | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Net deferred tax assets	0	0
Current financial assets	0	1
Non-Current financial assets	0	10
Trade and other payables	0	0
Current financial liabilities	0	0
Non-current financial liabilities	(7)	0
Total	(7)	11
Hedge accounting not applied | Commodity contracts | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Net deferred tax assets	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade and other payables	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	€ 0	€ 0